                                Goldman
                                Sachs




                                Lincoln National

                                Growth and Income Fund, Inc.

                                Semi-Annual Report

                                June 30, 2002



                                                     Growth and Income Fund

Lincoln National


Growth and Income Fund, Inc.



Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Operations                                           5

     Statements of Changes in Net Assets                               5

     Financial Highlights                                              6

     Notes to Financial Statements                                     7

Lincoln National

Growth and Income Fund, Inc.


Semi-Annual Portfolio Commentary

For the six months ended June 30, 2002




                     Goldman
Managed by:          Sachs



The Growth and Income Fund returned -13.7%(1) for the six months ended June 30, 2002, underperforming its style-specific index, the Russell 1000 Index**, return of -12.8% and a broader market index, the S&P 500 Index*, return of -13.2%.

The market began the first quarter 2002 on a weak note, but rallied in March. However, this recovery was short lived, and the indices hit new year lows in April and June.

Among the Fund's investment themes, momentum added the most to returns, followed by profitability and valuation. The Fund lagged Russell 1000 primarily due to weak stock selection, most notably in Telecommunications, but also within Consumer Services and Utilities.

Looking ahead we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer names favored by fundamental research analysts and with strong profit margin and sustainable earnings.


Goldman Sachs
Quantitative Equity Management Team









(1) After the deduction of fund expenses.

* The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

** The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. Russell 3000 companies consist of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.


                           Growth and Income Fund  1

Lincoln National

Growth and Income Fund, Inc.

Statement of Net Assets
June 30, 2002 (Unaudited)


                                                     Number of      Market
Common Stock - 99.68%                                Shares         Value
--------------------------------------------------------------------------------
Aerospace & Defense - 2.28%
--------------------------------------------------------------------------------
  General Dynamics                                    261,100    $    27,767,985
  Lockheed Martin                                     211,800         14,720,100
  Northrop Grumman                                     68,600          8,575,000
  Raytheon                                             58,000          2,363,500
--------------------------------------------------------------------------------
                                                                      53,426,585
Automobiles & Automotive Parts - 2.41%
--------------------------------------------------------------------------------
+ AutoNation                                        1,129,700         16,380,650
  Danaher                                              50,400          3,344,040
  General Motors                                      555,300         29,680,785
  Goodyear Tire & Rubber                              240,900          4,507,239
  PACCAR                                               56,700          2,516,913
--------------------------------------------------------------------------------
                                                                      56,429,627
Banking & Finance - 13.42%
--------------------------------------------------------------------------------
  American Express                                    224,500          8,153,840
  Bank of America                                     715,600         50,349,616
  BB&T                                                137,000          5,288,200
  Bear Stearns                                        274,600         16,764,330
  Citigroup                                         1,839,380         71,275,975
  City National                                        55,700          2,993,875
  Comerica                                            412,250         25,312,150
  Countrywide Credit Industries                       485,500         23,425,375
+ E*TRADE Group                                       102,200            558,012
  Freddie Mac                                          38,900          2,380,680
  J.P. Morgan Chase                                    86,300          2,927,296
  M & T Bank                                           56,300          4,828,288
  Merrill Lynch                                       305,400         12,368,700
  National City                                        37,400          1,243,550
  Northern Trust                                       47,500          2,092,850
  Paychex                                              96,900          3,032,001
  PNC Financial Group                                  46,200          2,415,336
  Regions Financial                                    97,100          3,413,065
  Schwab (Charles)                                    217,800          2,439,360
  SEI                                                 144,100          4,059,297
  SunTrust Banks                                      107,100          7,252,812
  U.S. Bancorp                                        150,019          3,502,944
  Union Planters                                       75,900          2,456,883
  Wachovia                                            354,500         13,534,810
  Wells Fargo                                         843,400         42,220,604
--------------------------------------------------------------------------------
                                                                     314,289,849
Basic Industry/Capital Goods - 0.45%
--------------------------------------------------------------------------------
  Beckman Coulter                                      98,700          4,925,130
  Emerson Electric                                     69,200          3,702,892
  Herman Miller                                        90,700          1,841,210
--------------------------------------------------------------------------------
                                                                      10,469,232
Buildings & Materials - 1.07%
--------------------------------------------------------------------------------
+ Jacobs Engineering Group                             48,800          1,697,264
  Lennar                                              279,200         17,087,040
  Pulte                                               107,800          6,196,344
--------------------------------------------------------------------------------
                                                                      24,980,648
Business Services - 2.29%
--------------------------------------------------------------------------------
+ Arrow Electronics                                   433,900          9,003,425
+ Cendant                                             450,000          7,146,000
+ Clear Channel Communications                        437,400         14,005,548
+ Concord EFS                                         600,800         18,108,112
  Manpower                                            142,800          5,247,900
--------------------------------------------------------------------------------
                                                                      53,510,985
Cable, Media & Publishing - 2.16%
--------------------------------------------------------------------------------
+ Comcast Special Class A                             538,300         12,833,072
  Harte Hanks                                         139,650          2,869,808
  Knight-Ridder                                       200,800         12,640,360
+ Liberty Media Class A                               651,500          6,189,250
  New York Times                                      112,800          5,809,200
  Omnicom Group                                        29,700          1,360,260
  Reynolds & Reynolds Class A                         316,900          8,857,355
--------------------------------------------------------------------------------
                                                                      50,559,305


                                                       Number of      Market
Chemicals - 0.81%                                      Shares         Value
--------------------------------------------------------------------------------
  DuPont (E.I.) deNemours                               96,600     $   4,289,040
  Ecolab                                                24,000         1,109,520
  Lubrizol                                             139,800         4,683,300
  Praxair                                               89,600         5,104,512
  Sigma-Aldrich                                         73,800         3,701,070
--------------------------------------------------------------------------------
                                                                      18,887,442
Computers & Technology - 13.57%
--------------------------------------------------------------------------------
+ 3Com                                                 137,800           606,320
  Adobe Systems                                         77,200         2,200,200
+ Affiliated Computer Services                         215,000        10,208,200
+ AOL Time Warner                                    2,494,350        36,691,889
  Autodesk                                             151,000         2,000,750
  AVX                                                  293,400         4,791,222
+ Cadence Design Systems                               162,400         2,617,888
+ Cisco Systems                                        321,900         4,490,505
+ Computer Sciences                                    120,400         5,755,120
+ Dell Computer                                      1,451,000        37,929,140
+ DST Systems                                           54,200         2,477,482
  Electronic Data Systems                              215,300         7,998,395
  First Data                                           201,800         7,599,788
+ Ingram Micro Class A                                 411,200         5,654,000
  Intel                                              2,635,800        48,156,066
  International Business Machines                      673,000        48,455,999
+ International Game Technology                         41,000         2,324,700
+ Jabil Circuit                                        244,800         5,167,728
+ Lexmark International                                211,500        11,505,600
+ Microsoft                                            660,600        36,134,820
+ NCR                                                  153,500         5,349,475
+ Siebel Systems                                       206,000         2,929,320
+ Symantec                                             489,000        16,063,650
+ Tech Data                                            282,800        10,703,980
--------------------------------------------------------------------------------
                                                                     317,812,237
Consumer Products - 4.20%
--------------------------------------------------------------------------------
  3M                                                    61,400         7,552,200
  Avon Products                                        405,000        21,157,200
  Colgate-Palmolive                                    361,100        18,073,055
  Estee Lauder Class A                                  70,500         2,481,600
  Fortune Brands                                        91,600         5,124,104
  Gillette                                             156,300         5,293,881
  Procter & Gamble                                     433,700        38,729,410
--------------------------------------------------------------------------------
                                                                      98,411,450
Consumer Services - 1.47%
--------------------------------------------------------------------------------
+ Apollo - Class A                                     111,750         4,405,185
  Avery Dennison                                        28,600         1,794,650
+ Viacom Class B                                       633,967        28,129,116
--------------------------------------------------------------------------------
                                                                      34,328,951
Electronics & Electrical Equipment - 5.43%
--------------------------------------------------------------------------------
+ Agilent Technologies                                 204,700         4,888,236
+ Amphenol                                              78,900         2,840,400
+ AVNET                                                392,500         8,631,075
  General Electric                                   2,052,700        59,630,935
+ General Motors Class H                               238,500         2,590,110
  Johnson Controls                                     299,000        24,401,390
+ Kemet                                                142,100         2,537,906
+ LSI Logic                                            160,900         1,407,875
  Molex                                                 92,600         3,104,878
  Molex Class A                                         81,300         2,230,059
+ QLogic                                               138,900         5,292,090
+ Tektronix                                            116,500         2,179,715
+ Teradyne                                             147,200         3,459,200
+ Thermo Electron                                      241,600         3,986,400
--------------------------------------------------------------------------------
                                                                     127,180,269
Energy - 7.06%
--------------------------------------------------------------------------------
  Amerada Hess                                          87,900         7,251,750
  Ashland                                              188,400         7,630,200
  ChevronTexaco                                        136,000        12,036,000
  Conoco                                               163,500         4,545,300
  Dynegy                                               608,800         4,383,360
  Exxon-Mobil                                        1,168,100        47,798,652
  GlobalSantaFe                                        214,200         5,858,370
  Kerr-McGee                                           114,416         6,126,977
  Marathon Oil                                         822,600        22,308,912
  Massey Energy                                        410,500         5,213,350
  Nicor                                                 24,800         1,134,600
  Occidental Petroleum                                 874,600        26,229,254
  Phillips Petroleum                                    98,600         5,805,568



                           Growth and Income Fund  2


                                                       Number of      Market
Energy (Cont.)                                         Shares         Value
--------------------------------------------------------------------------------
  Sunoco                                                69,500     $   2,476,285
  Valero Energy                                        173,500         6,492,370
--------------------------------------------------------------------------------
                                                                     165,290,948
Environmental Services - 0.65%
--------------------------------------------------------------------------------
  Waste Management                                     587,600        15,306,980
--------------------------------------------------------------------------------
                                                                      15,306,980
Food, Beverage & Tobacco - 3.98%
--------------------------------------------------------------------------------
  Anheuser-Busch                                        53,500         2,675,000
  Coca-Cola                                             67,400         3,774,400
  Kraft Foods                                          344,500        14,107,275
  Pepsi Bottling                                       482,700        14,867,160
  Philip Morris                                        115,300         5,036,304
  RJ Reynolds Tobacco Holdings                         381,900        20,527,125
  Sara Lee                                             248,000         5,118,720
  Sysco                                                977,100        26,596,662
  Tyson Foods Class A                                   37,531           582,106
--------------------------------------------------------------------------------
                                                                      93,284,752
Healthcare & Pharmaceuticals - 15.36%
--------------------------------------------------------------------------------
  Abbott Laboratories                                  912,400        34,351,860
  Allergan                                              39,700         2,649,975
  AmerisourceBergen Class A                            211,700        16,089,200
+ Amgen                                                564,000        23,620,320
  Baxter International                                 206,900         9,194,636
  Cardinal Health                                      490,300        30,109,323
+ Cephalon                                              49,400         2,232,880
  Eli Lilly                                            223,400        12,599,760
+ Forest Laboratories                                  165,200        11,696,160
+ Genentech                                             80,100         2,683,350
+ Gilead Sciences                                       92,400         3,038,112
+ Immunex                                              200,000         4,468,000
+ IVAX                                                 148,150         1,600,020
  Johnson & Johnson                                  1,096,400        57,297,864
  McKesson                                             753,800        24,649,260
  Merck & Company                                      820,700        41,560,248
+ Patterson Dental                                      49,700         2,501,401
  Pfizer                                             1,715,850        60,054,749
  Stryker                                              105,800         5,661,358
  UnitedHealth Group                                   151,600        13,878,980
--------------------------------------------------------------------------------
                                                                     359,937,456
Industrial Machinery - 0.17%
--------------------------------------------------------------------------------
  Dover                                                114,200         3,997,000
--------------------------------------------------------------------------------
                                                                       3,997,000
Insurance - 6.05%
--------------------------------------------------------------------------------
  AFLAC                                                 95,100         3,043,200
  Allstate                                             397,758        14,709,091
  American International Group                         215,518        14,704,793
  Cigna                                                 25,200         2,454,984
+ CNA Financial                                         95,400         2,528,100
  John Hancock Financial Services                      272,500         9,592,000
  Loews                                                468,900        25,179,930
  Metlife                                              677,800        19,520,640
  Mony                                                  92,900         3,158,600
  Nationwide Financial Services                        187,700         7,414,150
  Old Republic International                           146,000         4,599,000
  Progressive                                          261,200        15,110,420
+ Prudential Financial                                 591,300        19,725,768
--------------------------------------------------------------------------------
                                                                     141,740,676
Leisure, Lodging & Entertainment - 0.09%
--------------------------------------------------------------------------------
+ Sabre Group Holdings                                  57,800         2,069,240
--------------------------------------------------------------------------------
                                                                       2,069,240
Metals & Mining - 0.41%
--------------------------------------------------------------------------------
+ Inco                                                 334,400         7,580,848
  Newmont Mining                                        79,200         2,085,336
--------------------------------------------------------------------------------
                                                                       9,666,184
Packaging & Containers - 0.50%
--------------------------------------------------------------------------------
  Ball                                                 283,400        11,755,432
--------------------------------------------------------------------------------
                                                                      11,755,432
Paper & Forest Products - 0.22%
--------------------------------------------------------------------------------
  Weyerhaeuser                                          79,900         5,101,615
--------------------------------------------------------------------------------
                                                                       5,101,615


                                                      Number of      Market
                                                      Shares         Value
--------------------------------------------------------------------------------
Real Estate - 0.81%
--------------------------------------------------------------------------------
  CarrAmerica Realty                                   44,100     $    1,360,485
  Equity Office Properties Trust                      434,804         13,087,600
  Equity Residential Properties                       105,600          3,036,000
  Vornado Realty Trust                                 30,700          1,412,200
--------------------------------------------------------------------------------
                                                                      18,896,285
Retail - 6.46%
--------------------------------------------------------------------------------
+ Abercrombie & Fitch Class A                          84,700          2,042,964
+ Best Buy                                            305,750         11,098,725
+ CDW Computer Centers                                 32,100          1,502,601
  Dillard's                                           104,100          2,736,789
  Family Dollar Stores                                211,500          7,455,375
  Home Depot                                          265,450          9,749,979
  J.C. Penney                                         455,100         10,021,302
  Liz Claiborne                                       100,000          3,180,000
+ Payless ShoeSource                                   46,200          2,663,430
  Ross Stores                                         159,200          6,487,400
  Sears, Roebuck                                       82,600          4,485,180
  Sherwin-Williams                                    284,400          8,512,092
+ Staples                                             397,100          7,822,870
  Talbots                                              68,800          2,408,000
  TJX                                                 374,200          7,338,062
  Wal-Mart Stores                                   1,087,500         59,823,375
  Walgreen                                            104,400          4,032,972
--------------------------------------------------------------------------------
                                                                     151,361,116
Telecommunications - 4.39%
--------------------------------------------------------------------------------
  Alltel                                              146,800          6,899,600
  AT&T                                                912,150          9,760,005
+ AT&T Wireless Services                              594,242          3,476,316
  BCE                                                 179,000          3,118,180
  BellSouth                                           505,400         15,920,100
  Harris                                               67,400          2,449,990
+ L3 Communications                                    97,500          5,265,000
  Motorola                                            833,000         12,011,860
+ Plantronics                                          62,800          1,193,828
  SBC Communications                                  123,100          3,754,550
  Scientific-Atlanta                                  113,000          1,858,850
  Sprint                                              554,900          5,887,489
+ Sprint PCS                                          241,900          1,081,293
  Telephone & Data Systems                             93,800          5,679,590
  Verizon Communications                              606,916         24,367,677
--------------------------------------------------------------------------------
                                                                     102,724,328
Transportation & Shipping - 1.48%
--------------------------------------------------------------------------------
+ AMR                                                 273,900          4,617,954
  Burlington Northern Santa Fe                        100,200          3,006,000
  Canadian National Railway                           223,900         11,598,020
  CSX                                                 113,400          3,947,454
  FedEx                                                75,200          4,015,680
  United Parcel Service Class B                       120,400          7,434,700
--------------------------------------------------------------------------------
                                                                      34,619,808
Utilities - 2.49%
--------------------------------------------------------------------------------
  Aquila                                              513,400          4,107,200
  Energy East                                         303,100          6,850,060
  Entergy                                             519,800         22,060,312
  Exelon                                               47,187          2,467,880
  Oneok                                               125,100          2,745,945
+ PG&E                                                488,200          8,733,898
  PPL                                                  69,400          2,295,752
  Sempra Energy                                       116,700          2,582,571
  TXU                                                 124,600          6,404,440
--------------------------------------------------------------------------------
                                                                      58,248,058
Total Common Stock
  (Cost $2,154,855,969)                                            2,334,286,458
--------------------------------------------------------------------------------
Total Market Value
of Securities - 99.68%
  (Cost $2,154,855,969)                                            2,334,286,458
--------------------------------------------------------------------------------
Receivables and Other Assets Net of
  Liabilities - 0.32%                                                  7,402,074
--------------------------------------------------------------------------------



                           Growth and Income Fund  3


                                                                     Market
                                                                     Value
--------------------------------------------------------------------------------
Net Assets - 100.00%
--------------------------------------------------------------------------------
 (Equivalent to $24.049 per share based on
 97,370,248 shares issued and outstanding.)                       $2,341,688,532
--------------------------------------------------------------------------------
Components of Net Assets at June 30, 2002:
Common Stock, $0.01 par value
 150,000,000 authorized shares                                    $      973,702
Paid in capital in excess of par value of
 shares issued                                                     2,476,995,144
Undistributed net investment income                                   17,373,551
Accumulated net realized loss on
 investments and futures contracts                                  (332,955,034)
Net unrealized appreciation of
 investments and futures contracts                                   179,301,169
--------------------------------------------------------------------------------
Total Net Assets                                                  $2,341,688,532
--------------------------------------------------------------------------------

+Non-income producing security for the period ended June 30, 2002.

See accompanying notes to financial statements.



                           Growth and Income Fund  4

Lincoln National Growth and Income Fund, Inc.



Statement of Operations

Period ended June 30, 2002 (Unaudited)


Investment income:
 Dividends                                                         $  17,621,630
--------------------------------------------------------------------------------
 Interest                                                                 77,600
--------------------------------------------------------------------------------
   Total investment income                                            17,699,230
--------------------------------------------------------------------------------
Expenses:
 Management fees                                                       4,299,915
--------------------------------------------------------------------------------
 Accounting fees                                                         454,763
--------------------------------------------------------------------------------
 Printing and Postage                                                     59,051
--------------------------------------------------------------------------------
 Custody fees                                                             39,735
--------------------------------------------------------------------------------
 Professional fees                                                        21,144
--------------------------------------------------------------------------------
 Directors fees                                                            3,150
--------------------------------------------------------------------------------
 Other                                                                    67,470
--------------------------------------------------------------------------------
                                                                       4,945,228
--------------------------------------------------------------------------------
Less expenses paid indirectly                                             (2,805)
--------------------------------------------------------------------------------
 Reimbursement from the Advisor                                         (222,539)
--------------------------------------------------------------------------------
   Total expenses                                                      4,719,884
--------------------------------------------------------------------------------
Net investment income                                                 12,979,346
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments and futures
contracts:
 Net realized loss on investment transactions                        (78,032,192)
--------------------------------------------------------------------------------
 Net realized loss on futures contracts                                  (64,669)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of
  investments and futures contracts                                 (311,304,337)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments and futures
  contracts                                                         (389,401,198)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations               $(376,421,852)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                 Period ended
                                                 06/30/02         Year ended
                                                 (Unaudited)      12/31/01
                                                 -------------------------------
Changes from operations:
 Net investment income                           $   12,979,346   $   29,918,136
--------------------------------------------------------------------------------
Net realized loss on investment
 transactions and futures contracts                 (78,096,861)    (250,429,822)
--------------------------------------------------------------------------------
Net change in unrealized appreciation/
 depreciation of investments
 and futures contracts                             (311,304,337)    (180,191,806)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from
 operations                                        (376,421,852)    (400,703,492)
--------------------------------------------------------------------------------
Dividends and distributions to shareholders
from:
 Net investment income                                       --      (29,003,166)
--------------------------------------------------------------------------------
 Net realized gain on investments                            --     (925,231,837)
--------------------------------------------------------------------------------
   Total dividends and distributions to
    shareholders                                             --     (954,235,003)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from capital
 share transactions                                (198,353,100)     659,179,659
--------------------------------------------------------------------------------
 Total decrease in net assets                      (574,774,952)    (695,758,836)
--------------------------------------------------------------------------------
Net Assets, at beginning of period                2,916,463,484    3,612,222,320
--------------------------------------------------------------------------------
Net Assets, at end of period                     $2,341,688,532   $2,916,463,484
--------------------------------------------------------------------------------
See accompanying notes to financial
statements.



                           Growth and Income Fund  5

Lincoln National Growth and Income Fund, Inc.



Financial Highlights

(Selected data for each capital share outstanding throughout the period)


                                                   Period ended
                                                    6/30/02(1)         Year ended December 31,
                                                   (Unaudited)     2001         2000(2)         1999          1998         1997
                                                    -------------------------------------------------------------------------------
Net asset value, beginning of period                $   27.849     $   43.249   $   51.710    $   46.288    $   41.949   $   33.110
Income (loss) from investment operations:
 Net investment income(3)                                0.128          0.309        0.482         0.509         0.607        0.649
 Net realized and unrealized gain (loss)
   on investments and futures contracts                 (3.928)        (3.823)      (5.129)        7.356         7.371        9.331
                                                    -------------------------------------------------------------------------------
 Total from investment operations                       (3.800)        (3.514)      (4.647)        7.865         7.978        9.980
                                                    -------------------------------------------------------------------------------
Less dividends and distributions from:
 Net investment income                                       -         (0.278)      (0.492)       (0.497)       (1.164)           -
 Net realized gain on
   investment transactions                                   -        (11.608)      (3.322)       (1.946)       (2.475)      (1.141)
                                                    -------------------------------------------------------------------------------
 Total dividends and distributions                           -        (11.886)      (3.814)       (2.443)       (3.639)      (1.141)
                                                    -------------------------------------------------------------------------------
Net asset value, end of period                      $   24.049     $   27.849   $   43.249    $   51.710    $   46.288   $   41.949
                                                    -------------------------------------------------------------------------------
Total Return(4)                                        (13.66%)       (11.21%)      (9.63%)       17.54%        20.34%       30.93%
Ratios and supplemental data:
 Ratio of expenses to average net assets                 0.35%          0.36%        0.36%         0.36%         0.35%        0.35%
 Ratio of net investment income
   to average net assets                                 0.98%          0.94%        1.00%         1.05%         1.44%        1.79%
 Portfolio Turnover                                        73%            78%          65%           16%           34%          32%
 Net assets, end of period (000 omitted)            $2,341,689     $2,916,463   $3,612,222    $4,709,687    $4,263,557   $3,540,862


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Effective July 3, 2000, Goldman Sachs Asset Management replaced Vantage Investment Advisors as the sub-advisor of the Fund.

(3) The average shares outstanding method has been applied for per share information for the years ended December 31, 2001 and 2000 and the six months ended June 30, 2002.

(4) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                           Growth and Income Fund  6

Lincoln National Growth and Income Fund, Inc.


Notes to Financial Statements

June 30, 2002 (Unaudited)


The Fund: Lincoln National Growth and Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2002, the custodial fees offset arrangements amounted to $2,805.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Delaware Lincoln Investment Advisers (DLIA) (the "Advisor") is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Goldman Sachs Asset Management (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's securities investments. For its services, the Sub-Advisor is paid directly by the Advisor, not the Fund.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.


                           Growth and Income Fund  7

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2002.

Effective January 1, 2002, the Advisor has agreed to waive a portion of its fees based on the comprehensive review of expenses performed by Fund Management in 2001. The amount the Advisor waived for the six months ended June 30, 2002 was $222,539.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

At June 30, 2002, the cost of investments for federal tax purposes approximates the cost for book purposes. At June 30, 2002, the cost of investments was $2,154,855,969. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the period ended June 30, 2002 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2002 are as follows:


                                                      Aggregate      Aggregate         Gross           Gross           Net
                                                      Cost of        Proceeds          Unrealized      Unrealized      Unrealized
                                                      Purchases      from Sales        Appreciation    Depreciation    Appreciation
                                                      -----------------------------------------------------------------------------
                                                      $971,600,991   $1,148,321,434    $412,943,061    $(233,896,837)  $179,046,224


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 were as follows:


                                                          Period    Year
                                                          ended     ended
                                                          6/30/02   12/31/01
                                                          ----------------------
Ordinary income                                            $ --     $ 56,480,044
Long-term capital gain                                       --      897,754,959
                                                           ----     ------------
Total                                                      $ --     $954,235,003
                                                           ====     ============


In addition, the Fund declared an ordinary income consent dividend of $600,415 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in-capital.

5. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Cash pledged to cover margin requirements for open positions at June 30, 2002, was $1,656,000. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuations in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2002 were as follows:


                                                                                         Notional       Expiration       Unrealized
Contracts                                                                                Cost Amount    Date             Loss
-----------------------------------------------------------------------------------------------------------------------------------
25 S&P 500 Index contracts                                                                $6,223,625    September 2002   $(129,628)



                           Growth and Income Fund  8

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The "Notional Cost Amount" presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

6. Summary of Changes From Capital Share Transactions


                                             Shares Issued Upon                                          Net Increase (Decrease)
                    Capital                  Reinvestment of              Capital Shares                 Resulting From Capital
                    Shares Sold              Dividends & Distributions    Redeemed                       Share Transactions
                     --------------------------------------------------------------------------------------------------------------
                    Shares     Amount        Shares        Amount         Shares        Amount           Shares       Amount
                     --------------------------------------------------------------------------------------------------------------
Period ended
June 30, 2002:      212,713    $ 5,707,126           --    $         --   (7,567,231)   $(204,060,226)   (7,354,518)  $(198,353,100)
Year ended
December 31, 2001   469,378     14,954,560   30,159,800     954,235,003   (9,425,763)    (310,009,904)   21,203,415     659,179,659


7. Distributions to Shareholders

The Fund declares and distributes dividends, if any, from net investment income semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

8. Line of Credit

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity Funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at June 30, 2002, or at any time during the period.


                           Growth and Income Fund  9